Expense Example - FidelityInternationalSmallCapFund-RetailPRO - FidelityInternationalSmallCapFund-RetailPRO - Fidelity International Small Cap Fund - Fidelity International Small Cap Fund	Dec. 30, 2024 USD ($)
Expense Example:
1 year	$ 102
3 years	318
5 years	552
10 years	$ 1,225